Accounts Payable and Accrued Expenses (Details) - Schedule of accounts payable and accrued expenses - USD ($)	Dec. 31, 2022	Jun. 30, 2022
Schedule of Accounts Payable and Accrued Expenses [Abstract]
Payable to suppliers	$ 4,539,730	$ 3,486,600
Salary and welfare payables	2,317,972	412,444
Accrued expenses and other current liabilities	2,412,824	699,032
Total	$ 9,270,526	$ 4,598,076